Stockholders' Equity - Activity of Stock Option by Exercise Price Range (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Range of Exercise Prices, lower range (in dollars per share)	$ 0.35	$ 0.35
Range of Exercise Prices, upper range (in dollars per share)	$ 6.55	$ 6.74
Options outstanding (in shares)	5,279,229	5,422,130	4,448,259	4,641,039
Options Outstanding, Weighted Average Remaining Life in Years	5 years 10 months 17 days	6 years 4 months 21 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 2.11	$ 2.19	$ 1.92	$ 2.23
Options Exercisable (in shares)	4,012,378	3,775,388	3,055,457	3,206,994
Weighted Average Exercise Price of Options Exercisable (in dollars per share)	$ 2.28	$ 2.37	$ 2.11	$ 2.23
Total intrinsic value of options exercised	$ 111,595	$ 215,541
Total fair value of options vested	$ 1,248,067	$ 1,170,738